Capital Stock (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2017	Feb. 13, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value	$ 0.001		$ 0.001		$ 0.00	$ 0.00
Preferred stock, Authorized	50,000,000		50,000,000		10,000,000	10,000,000
Common stock, par value	$ 0.001		$ 0.001		$ 0.00	$ 0.00
Common stock, Authorized	450,000,000		450,000,000		210,000,000	20,000,000
Converted restricted stock, shares		27,566,670
Stock warrants issued, value			$ 30,000	$ 20,000	$ 40,000
Private Placement [Member]
Common stock, shares	500,000
Aggregate amount	$ 1,500,000
Common stock price per share	$ 3		$ 3
Restricted Stock [Member]
Converted restricted stock, shares		10,279,738
Conversion ratio		2.681651 to1
Minimum [Member]
Per shares price of unvested shares		$ 0.0005
Maximum [Member]
Per shares price of unvested shares		$ 0.00134
Stock Warrant [Member]
Stock warrants issued, value			$ 30,000		$ 60,000
Description for conversion terms					The stock warrants allow the service provider to purchase a number of shares of common stock equal to 85% of the of the share price of its common stock in the first subsequent qualifying equity financing event, up to $60,000 in total, with exercise price of $0.01 per share
Exercise price					$ 0.01
Stock Warrant [Member] | Additional Paid-In Capital
Stock warrants issued, value			$ 90,000